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                     COLUMBIA FUNDS VARIABLE INSURANCE TRUST
                                SUPPLEMENT TO THE
                      STATEMENTS OF ADDITIONAL INFORMATION

                       Columbia Asset Allocation Fund, VS
                      Columbia Federal Securities Fund, VS
                         Columbia International Fund, VS
                       Columbia Large Cap Growth Fund, VS
                        Columbia Large Cap Value Fund, VS
                         Columbia Mid Cap Value Fund, VS
                         Columbia Money Market Fund, VS
                         Columbia S&P 500 Index Fund, VS
                        Columbia Small Cap Value Fund, VS
                     Columbia Small Company Growth Fund, VS
                       Columbia Strategic Income Fund, VS

THE SECTION OF THE STATEMENT OF INFORMATION ENTITLED "MANAGEMENT ARRANGEMENTS" IS HEREBY AMENDED WITH THE ADDITION OF THE FOLLOWING LANGUAGE:

The overall investment activities of the Advisor and its affiliates may limit the investment opportunities for a Fund in certain markets in which limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, a Fund's activities also may be restricted because of regulatory restrictions applicable to the Advisor and its affiliates, and/or their internal policies.

September 29, 2006